Note 22 - Supplementary Cash Flow Information (Details) - Items Not Affecting Cash Flows: (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended								24 Months Ended
	Apr. 30, 2013	Oct. 31, 2013		Oct. 31, 2012	Oct. 31, 2012		Oct. 31, 2011	Oct. 31, 2011		Oct. 31, 2013
Note 22 - Supplementary Cash Flow Information (Details) - Items Not Affecting Cash Flows: [Line Items]
Depreciation and amortization		$ 11,824			$ 17,080		$ 22,375	$ 22,375
Stock option compensation		1,421			1,567			1,229
Loss on Celerion note receivable		218		2,411	2,411					200
Pension settlement loss	7,000	7,003								7,000
Deferred income taxes		(21,158)			38,137			3,666
Change in fair value of embedded derivatives		1,044			12,020			(2,649)
Impairment of long-lived assets		29,201
Litigation settlement gain	1,300	42,488	[1]		(24,058)	[1]			[1]
Gain on sale of Targeted Therapies		(188,870)								(42,500)
Foreign currency transactional (gain) loss		(431)			6,271			1,623
Equity loss, including cash distribution of $nil (2012 - $nil; 2011 - $951)								1,079
Other including foreign currency translation adjustments		(2,213)			6,908			(260)
		(186,588)			84,394			27,063
One-Time Settlement Related to Certain Litigation Matters [Member]
Note 22 - Supplementary Cash Flow Information (Details) - Items Not Affecting Cash Flows: [Line Items]
Litigation settlement gain		$ (24,627)

[1]	Included in litigation settlement (gain) loss, net are the results of various litigation settlements disclosed in Note 27.